Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
14. Income Taxes
Symetra Life files a consolidated federal income tax return with its wholly-owned subsidiaries. Income taxes have been determined using the liability method. The provision for income taxes has three components: amounts currently payable or receivable, unrecognized tax benefits, and deferred income taxes. The deferred income taxes are calculated as the difference between the book and tax bases of the appropriate assets and liabilities and are measured using enacted tax rates.
The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company's federal and state income tax returns are open for examination for tax years 2013 through the present.
The Company receives investment tax credits from its investments in certain limited partnerships. These are accounted for using the flow-through method. Refer to Note 4 for further discussion of our tax credit investments.
Differences between income taxes computed by applying the U.S. federal income tax rate of 21% (35% in 2017 and prior) to income (loss) from operations before income taxes and the provision (benefit) for income taxes were as follows:

	Successor Company						Predecessor Company
	For the Year Ended December 31, 2018		For the Year Ended December 31, 2017		February 1 to December 31, 2016		January 1 to January 31, 2016
Income (loss) from operations before income taxes	$(122.5)		$114.7		$(51.7)		$(12.8)
Tax provision (benefit) at U.S. Federal statutory rate	(25.7)	21.0%	40.2	35.0%	(18.1)	35.0%	(4.5)	35.0%
Increase (reduction) in rate resulting from:
Impact of change in enacted tax rates on deferred tax balances	(7.7)	6.3	(151.0)	(131.6)	—	—	—	—
Investment tax credits	(40.6)	33.1	(37.0)	(32.3)	(52.0)	100.8	(4.1)	32.0
Dividends received deduction	(1.7)	1.4	(4.0)	(3.5)	(1.0)	1.9	(0.1)	0.8
Other	(0.6)	0.5	6.4	5.6	0.6	(1.3)	(0.2)	1.6
Provision (benefit) for income taxes	$(76.3)	62.3%	$(145.4)	(126.8)%	$(70.5)	136.4%	$(8.9)	69.4%

As of December 22, 2017, the Company remeasured the deferred tax assets and liabilities to reflect a change in the federal statutory rate from 35% to 21%. As a result, income tax expense for 2017 includes a net decrease of $151.0 related to the remeasurement of deferred tax balances. As of December 31, 2018, the Company has completed its accounting for the effects of the 2017 Tax Act and there were no material adjustments made during the measurement period.
The following table sets forth the tax effects of temporary differences that gave rise to the deferred income tax assets and liabilities. Deferred income tax assets and liabilities were measured at a corporate tax rate of 21% as of December 31, 2018 and 2017.

	As of December 31, 2018	As of December 31, 2017
Deferred income tax assets:
Adjustments to life policy liabilities	$340.0	$452.6
Unrealized losses on investment securities (net of DAC and VOBA adjustment: $22.9 for 2018)	85.3	—
Net operating losses	26.8	—
Investment tax credit carryforward	63.1	—
Other	12.4	13.3
Total deferred income tax assets	527.6	465.9
Deferred income tax liabilities:
Deferred policy acquisition costs	52.7	24.4
Basis adjustment on securities	115.0	210.4
Unrealized gains on investment securities (net of DAC and VOBA adjustment: $16.9 for 2017)	—	146.5
Intangible assets and VOBA	322.7	325.7
Other	7.4	10.0
Total deferred income tax liabilities	497.8	717.0
Deferred income tax asset (liability), net	$29.8	$(251.1)

As of December 31, 2018, the Company has a gross federal net operating loss (NOL) carryforward of $127.4, which does not expire under current law, and investment tax credit carryforwards of $63.1, which expire during 2037 through 2039.
Deferred tax assets are recognized only to the extent that it is more likely than not that future taxable profits will be available, and a valuation allowance is established where deferred tax assets cannot be recognized. Based on an analysis of the Company’s tax position, management believes that it is more likely than not that the Company will generate sufficient taxable income to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2018 and 2017.
The Company includes penalties and interest related to unrecognized tax benefits in the calculation of income tax expense in the accompanying consolidated statements of income (loss).